THE VICTORY PORTFOLIOS

Balanced Fund Core Bond Fund Diversified Stock Fund Established Value Fund Federal Money Market Fund Financial Reserves Fund Fund for Income Government Reserves Fund

Institutional Money Market Fund
International Fund
International Select Fund
Investment Grade Convertible Fund
Large Cap Growth Fund

(formerly, Focused Growth Fund)

National Municipal Bond Fund
Ohio Municipal Bond Fund

Ohio Municipal Money Market Fund Prime Obligations Fund Small Company Opportunity Fund Special Value Fund Stock Index Fund Tax-Free Money Market Fund Value Fund

Supplement dated April 9, 2009 to the

Statement of Additional Information (“SAI”) dated March 1, 2009

1.               The following replaces the last paragraph of the section entitled “Instruments in Which the Funds Can Invest — Mortgage and Asset-Backed Securities — Asset-Backed Securities,” which begins on p. 22.

The letter of credit will expire on November 6, 2009.  If either Portfolio or Gryphon is still outstanding on November 6, 2009, KeyCorp intends to seek permission to extend the letter of credit.  If an extension is not granted, or in the event that KeyCorp’s short term ratings should change such that they are no longer rated in the highest short-term rating category, KeyCorp has agreed to either maintain the Funds at the levels stated above or pay the principal of the remaining Portfolio and Gryphon obligations, unless the Adviser substitutes an obligation or credit support that is rated in the highest short-term rating category.

2.               In the “Other Accounts” table in the section entitled “Advisory and Other Contracts — Portfolio Managers,” which begins on p. 73, please replace the entries for the Balanced Fund and the Value Fund with the following:

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets)(1) as of October 31, 2008	Number of Other Accounts (Total Assets)(1) Subject to a Performance Fee as of October 31, 2008
Balanced Fund (Ms. Cynthia G. Koury, Mr. Lawrence G. Babin and Mr. Craig E. Ruch)
Other Investment Companies	5 ($862.6 million)	N/A
Other Pooled Investment Vehicles	31 ($2.8 billion)	6 ($33.0 million)
Other Accounts	3,436 ($7.6 billion)	9 ($1.2 billion)
Value Fund (Mr. Arvind K. Sachdeva and Mr. Jason Putman)
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	5 ($186.3 million)	N/A
Other Accounts	29 ($547.3 million)	N/A

(1)          Rounded to the nearest billion, or million, as relevant.

VP-SAI-SUPP1